Business Combinations - Summary computation of consideration transferred (Detail) - Second Spectrum [Member] - USD ($) $ in Thousands			12 Months Ended
		Jun. 15, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Cash for outstanding Second Spectrum capital stock	[1]		$ 111,535
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock		$ 83,300	83,291	[2]
Cash for vested outstanding Second Spectrum equity awards		3,500	3,490	[3]
Total consideration transferred		$ 198,316	$ 198,316

[1]	Includes cash consideration paid to former Second Spectrum shareholders totaling $111.5 million.
[2]	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders. See Note 16 – Fair Value Measurements for details of additional shares issued in early 2022.
[3]	Includes $3.5 million cash settlement of Second Spectrum’s vested outstanding stock options as of June 15, 2021 associated with the pre-acquisition services provided by former Second Spectrum shareholders.